                                                             File No. 333-103906

                             As filed June 30, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         [ ] Pre-Effective Amendment No.
                                                        -----
                       [X] Post-Effective Amendment No.   3
                                                        -----
                        (Check appropriate box or boxes)

                              Gartmore Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

================================================================================

Title of the securities being registered: Class A, Class B and Class C shares of beneficial interest,  without par value, of Gartmore Mutual Funds. No filing fee is due because  Registrant is relying on Section 24(f) of the Investment Company
Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                       -2-

                                     PART A

Part A, the definitive Prospectus Proxy Statement dated April 21, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933, as amended [File
No. 333-103906] on May 1, 2003, and is herein incorporated by reference.

                                     PART B

Part B, the definitive Statement of Additional  Information dated April 21, 2003
(as  supplemented  June 6,  2003)  has  been  filed  as  part of  Post-Effective
Amendment  No.  2  to  this  Registration  Statement  on  Form  N-14  [File  No.
333-103906] on June 6, 2003, and is incorporated herein by reference.

                            REGISTRATION STATEMENT OF

                              GARTMORE MUTUAL FUNDS

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore  Mutual Funds' Amended  Declaration of Trust provides as follows:

     No Trustee, officer, employee or agent of the Trust shall be subject to any personal  liability  whatsoever to any Person,  other than the Trust or its
     Shareholders,  in  connection  with Trust  Property  or the  affairs of the
     Trust,  except that  arising  from bad faith,  willful  misfeasance,  gross negligence or reckless  disregard for his duty to such Person; and all such
     Persons shall look solely to the Trust Property for  satisfaction of claims of any nature arising in connection with the affairs of the Trust.

     No  Shareholder  as  such  shall  be  subject  to  any  personal  liability whatsoever  to any Person in  connection  with Trust  Property or the acts, obligations  or  affairs  of  the  Trust.  If  any  Shareholder  or  former
     Shareholder  shall be charged or held personally  liable for any obligation or  liability  of the Trust  solely  by  reason  of being or having  been a
     Shareholder  and  not  because  (upon  proper  and  timely  request  by the
     Shareholder)  shall assume the defense  against such charge and satisfy any judgment or settlement  thereon,  and the Shareholder or former Shareholder
     (or his heirs,  executors,  administrators  or corporate  or other  general successor)  shall be entitled out of the assets of the Trust Property to be held harmless  from and  indemnified  against all loss and expense  arising from such liability.

     The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested.  A Trustee shall be liable for his own duties  involved in the  conduct of the office of Trustee,  and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or  wrongdoing  of any officer,  agent, employee, consultant,  Investment Adviser, Distributor,  Administrator,  or
     Transfer Agent of the Trust,  nor shall any Trustee be responsible  for the act or omission of any other Trustee;  and (b) the Trustees may rely on the advice of counsel or experts as described in Section 5.6 below.

Section 5.2. of Gartmore Mutual Funds' Amended  Declaration of Trust provides as follows:

     (a)  Subject to the exceptions and  limitations  contained in paragraph (b)
          below:

          (i)  Every  person  who is, or has been a Trustee  or  officer  of the
               Trust shall be indemnified by the Trust against all liability and against  all  expenses  reasonably  incurred  or  paid  by him in connection with any claim, action, suit or proceeding in which he becomes  involved as a party or  otherwise by virtue of his being or having been a Trustee or officer and against  amounts  paid or incurred by him in the settlement thereof.

                                      C-1

          (ii) The words "claim,"  "action",  "suit" or "proceeding" shall apply to all claims,  actions, suits or proceedings (civil, criminal or other,  including appeals),  actual or threatened;  and the words
               "liability"  and "expenses"  shall include,  without  limitation, attorneys' fees,  costs,  judgments,  amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No  indemnification  shall  be  provided  hereunder  to a  Trustee  or officer:

          (i)  against any liability to the Trust or the  Shareholders by reason of a final  adjudication  by the court or other body before which
               the   proceeding   was   brought   that  he  engaged  in  willful
               misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated  not to have acted in good faith or in the reasonable belief that his action was in or not opposed to the best interest of the Trust; or

          (iii)in the event of a settlement or other  disposition  not involving a final  adjudication as provided in paragraphs (b)(i) or (b)(ii)
               resulting in a payment by a Trustee or officer,  unless there has been either a determination  that such Trustee or officer did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other disposition or by a reasonable determination,  based upon a
               review  of  readily   available  facts  (as  opposed  to  a  full
               trial-type inquiry) that he did not engage in such conduct:

               (A)  by vote of a majority of the  Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested
                    Trustees then in office act on the matter); or

               (B)  by written opinion of independent legal counsel.

     (c)  The rights of  indemnification  herein provided may be insured against by policies  maintained by the Trust,  shall be  severable,  shall not affect any other  rights to which any  Trustee  or officer  may now or hereafter be entitled, shall continue as to a Person who has ceased to be such  Trustee  or  officer  and shall  inure to the  benefit of the heirs,  executors and administrators of such Person. Nothing contained herein shall affect any rights to  indemnification  to which personnel other than  Trustees  and  officers  may be  entitled  by  contract or otherwise under law.

     (d)  Expenses of preparation  and  presentation  of a defense to any claim, action, suit or proceeding of the character described in paragraph (a)
          of this  Section  5.2 shall be  advanced  by the Trust  prior to final disposition  thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.2, provided that either:

          (i)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority  of the  Disinterested  Trustees  acting on the matter
               (provided that a majority of the  Disinterested  Trustees then in office act on the matter) or an  independent  legal  counsel in a written opinion, shall determine,  based upon a review of readily available facts (as opposed to a full trial-type  inquiry),  that there is reason to believe that the recipient  ultimately will be found entitled to indemnification.

                                       C-2

     As used in this  section 5.2, a  "Disinterested  Trustee" is one (i) who is not an  "Interested  Person"  of the Trust  (including  anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the  Commission),  and (ii) against whom none of such actions,  suits or other  proceedings or another action,  suit or other proceeding on the same similar grounds is then or had been pending.

     Agents and  employees  of the Trust who are not Trustees or officers of the
     Trust may be indemnified  under the same standards and procedures set forth in this Section 5.2, in the discretion of the Board.

     With  respect to  liability  of  Gartmore  Global  Asset  Management  Trust
("Gartmore  Global"),  the investment  adviser to the Gartmore Worldwide Leaders
Fund,  reference  is made to  Section  7 of the  Investment  Advisory  Agreement between  Gartmore  Mutual  Funds (the  "Gartmore  Funds")  and  Gartmore  Global
incorporated by reference  herein.  With respect to liability of Gartmore Mutual
Funds Capital Trust  ("Gartmore-U.S."),  the investment  adviser to the Gartmore
Long-Short  Equity Plus Fund,  reference is made to Section 7 of the  Investment
Advisory Agreement between the Gartmore Funds and Gartmore-U.S.  incorporated by reference herein.

     With  respect to a  sub-adviser's  indemnification  of  Gartmore  Global or
Gartmore-U.S.,  as applicable, and their affiliated and controlling persons, and
Gartmore Global and  Gartmore-U.S.'  indemnification of each sub-adviser and its affiliated and controlling  persons,  reference is made to Section 10 of each of the sub-advisory agreements incorporated by reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees,  officers and controlling persons  of  the  Gartmore  Funds  pursuant  to  the  foregoing  provisions,  or otherwise,  the  Gartmore  Funds has been  advised  that in the  opinion  of the
Securities and Exchange  Commission (the "Commission")  such  indemnification is against  public  policy  as  expressed  in  the  1933  Act  and  is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liabilities  (other than the payment by the Gartmore Funds of expenses  incurred or paid by a trustee, officer or controlling person of the Gartmore Funds in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered,  the Gartmore  Funds will,  unless in the opinion of its counsel the matter  has  been  settled  by  controlling  precedent,  submit  to a  court  of appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public  policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except Exhibit 9(a):

     (1)  Copies of the charter of the Gartmore Funds as now in effect:

                                      C-3

          (a)  Amended  Declaration of Trust  established as of October 30, 1997
               (amended  March 13, 2003)  previously  filed as Exhibit 1(a) with the  initial  Registration  Statement  on form  N-14 on March 18,
               2003, and herein incorporated by reference.

     (2)  Copies of the existing  by-laws or  corresponding  instruments  of the
          Gartmore Funds:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the Gartmore  Funds  previously  filed as Exhibit 23(b)
               with   Post-Effective   Amendment  No.  40  to  the  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Gartmore Funds:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Agreement  and  Plan of  Reorganization  between  The  Montgomery
               Funds, Gartmore Mutual Funds,  Gartmore Global Investments,  Inc.
               and  Commerzbank  AG, dated March 14, 2003,  previously  filed as
               Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  Agreement and Plan of Reorganization between The Montgomery Funds
               II, Gartmore Mutual Funds, Gartmore Global Investments,  Inc. and
               Commerzbank AG, dated March 14, 2003, previously filed as Exhibit
               4(b)  with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of the Gartmore Funds:

          (a)  Article VI and Article X of the Amended  Declaration  of Trust as
               previously  incorporated by reference above to this  Registration
               Statement  as  Exhibit  (1)(a)  define  the  rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the GMF Acquiring Funds:

          (a)  Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(5)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

                                      C-4

               (1)  Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement  among  Nationwide  Mutual  Funds  (now  known  as
                    Gartmore Mutual Funds),  Nationwide Advisory Services,  Inc.
                    and  Villanova  Mutual  Fund  Capital  Trust  (now  known as
                    Gartmore  Mutual Fund  Capital  Trust)  previously  filed as
                    Exhibit 23(d)(1)(a) with Post-Effective  Amendment No. 18 to the  Registration  Statement  on Form N-1A on  December  29,
                    1999, and herein incorporated by reference.

               (2)  Proposed Amended Exhibit A effective April [ ], 2003, to the
                    Investment  Advisory  Agreement  among Gartmore Mutual Funds and  Gartmore  Mutual  Fund  Capital  Trust is  included  in
                    previously   filed  as  Exhibit  6(a)(2)  with  the  initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (b)  Investment   Advisory  Agreement  dated  August  30,  2000  among
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(d)(3)(a)   with   Post-Effective   Amendment  No.  40  to  the
               Registration  Statement  on Form N-1A on  November  5, 2002,  and
               herein incorporated by reference.

               (1)  Amended  Exhibit A,  effective  December  18,  2001,  to the
                    Investment  Advisory Agreement among Nationwide Mutual Funds
                    (now known as Gartmore  Mutual Funds) and  Villanova  Global
                    Asset  Management  Trust (now known as Gartmore Global Asset
                    Management  Trust)  previously filed as Exhibit  23(d)(3)(b)
                    with  Post-Effective  Amendment  No. 40 to the  Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

          (c)  Subadvisory Agreement for the GMF Long-Short Fund.

               (1)  Proposed  Subadvisory  Agreement dated April [ ], 2003 among
                    Gartmore  Mutual Funds,  Gartmore  Mutual Fund Capital Trust
                    and SSI  Investment  Management,  Inc.  previously  filed as
                    Exhibit 6(c)(1) with the initial  Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (d)  Subadvisory Agreement for the GMF Worldwide Leaders Fund.

               (1)  Subadvisory Agreement dated August 30, 2000 among Nationwide
                    Mutual Funds (now known as Gartmore Mutual Funds), Villanova
                    Global Asset  Management Trust (now known as Gartmore Global
                    Asset   Management   Trust)  and  Gartmore  Global  Partners
                    previously    filed   as   Exhibit    23(d)(4)(e)(1)    with
                    Post-Effective   Amendment   No.  40  to  the   Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

                    (a)  Amended  Exhibit A, effective  December 3, 2001, to the
                         Subadvisory  Agreement  among  Nationwide  Mutual Funds
                         (now known as Gartmore Mutual Funds), Villanova Global

                                      C-5

                         Asset Management Trust (now known as Gartmore Global
                         Asset Management Trust) and Gartmore Global Partners
                         previously filed as Exhibit 23(d)(4)(e)(2) with
                         Post-Effective Amendment No. 40 to the Registration
                         Statement on Form N-1A on November 5, 2002, and herein
                         incorporated by reference.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Gartmore Funds and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit 7(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

               (1)  Proposed  Amended  Schedule A, effective April [ ], 2003, to the Underwriting Agreement between Gartmore Mutual Funds and
                    Gartmore  Distribution  Services,  Inc.  previously filed as
                    Exhibit 7(a)(1) with the initial  Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Gartmore Funds in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of the Gartmore Funds, including the schedule of remuneration:

          (a)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               9(a)  with  Post-Effective  Amendment  No. 1 to the  Registration
               Statement on Form N-14 on May 1, 2003, and herein incorporated by reference.

     (10) Copies of any plan entered into by the Gartmore Funds pursuant to Rule
          12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation of the plan, and copies of any plan entered into by the Gartmore

                                      C-6

          Funds  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Gartmore Funds' trustees describing any action taken to revoke the plan:

          (a)  Proposed  Amended  Distribution  Plan under Rule 12b-1  effective
               April [ ],  2003,  previously  filed as  Exhibit  10(a)  with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

          (d)  Proposed  Amended  Rule 18f-3 Plan amended  effective  April [ ],
               2003,   previously  filed  as  Exhibit  10(d)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          Opinions   and  Consents  of  Counsel   Supporting   Tax  Matters  and
          Consequences  to  Shareholders  are  included  in this  Post-Effective
          Amendment No. 3 to Registration Statement on Form N-14 as Exhibit 12.

     (13) Copies of all material contracts of the Gartmore Funds not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(9)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment,   effective   September  1,  1999,  to  the  Fund
                    Administration  Agreement among Nationwide Mutual Funds (now
                    known  as  Gartmore  Mutual  Funds),   Nationwide   Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(b)  with  Post-Effective  Amendment  No.  16 to the
                    Registration

                                      C-7

                    Statement  on Form N-1A on  December  13,  1999,  and herein incorporated by reference.

               (2)  Proposed  Amended  Exhibit A, effective  April [ ], 2003, to the Fund  Administration  Agreement  among  Gartmore  Mutual
                    Funds and  Gartmore  SA Capital  Trust  previously  filed as
                    Exhibit 13(a)(2) with the initial Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (b)  Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit  24(b)(9)(b) with  Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

               (1)  Proposed  Amended  Exhibit A, effective  April [ ], 2003, to the Transfer and Dividend  Disbursing  Agent Agreement among
                    Gartmore Mutual Funds and Gartmore Investors Services,  Inc.
                    previously  filed  as  Exhibit  13(b)(1)  with  the  initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (c)  Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed  as  Exhibit  23(h)(6)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002 and herein incorporated by reference.

               (1)  Proposed  Amended Exhibit A to the  Administrative  Services
                    Plan, effective April [ ], 2003, previously filed as Exhibit
                    13(c)(1)  with the initial  Registration  Statement  on Form
                    N-14  on  March  18,  2003,  and  herein   incorporated   by
                    reference.

          (d)  Expense  Limitation  Agreement  dated  September  1, 2000 between
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(h)(15)   with   Post-Effective   Amendment   No.   44  to  the
               Registration  Statement on Form N-1A on February  28,  2003,  and
               herein incorporated by reference.

               (1)  Amended Exhibit A to the Expense Limitation  Agreement dated
                    September  1,  2000 (as  amended  April [ ],  2003)  between
                    Gartmore Mutual Funds and Gartmore  Global Asset  Management
                    Trust  previously filed as Exhibit 13(d)(1) with the initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (e)  Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit  23(h)(18) with  Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

                                      C-8

               (1)  Proposed  Amended  Exhibit  A  to  the  Expense   Limitation
                    Agreement,  dated  October  1, 2002 (as  amended  April [ ],
                    2003)  between   Gartmore  Mutual  Fund  Capital  Trust  and
                    Gartmore Mutual Funds  previously  filed as Exhibit 13(e)(1)
                    with the  initial  Registration  Statement  on Form  N-14 on
                    March 18, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent of independent auditors previously filed as Exhibit 14(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 40 to the
               Registration  Statement  on Form  N-1A on  November  5,  2002 and
               herein incorporated by reference.

          (b)  Power of Attorney  for Gerald J. Holland  dated  October 30, 2002
               previously   filed  as  Exhibit   23(q)(2)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler,  Mark L. Lipson and Arden L. Shisler dated March
               13,  2003  previously  filed as Exhibit  16(c)  with the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (17) Any additional exhibits which GMF may wish to file:

          (a)  The Prospectus of the GMF Worldwide  Leaders Fund, dated March 1,
               2003   previously   filed  as  Exhibit  17(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  The Prospectus of the GMF Long-Short  Fund, dated April 21, 2003, as filed  pursuant  to Rule  497(c) on April 24,  2003 (File Nos.
               333-40455 and 811-08495) is hereby  incorporated  by reference to this Post-Effective Amendment No. 1 to the Registration Statement
               on Form N-14 as Exhibit 17(b).

          (c)  Statement of Additional  Information of the Gartmore Funds, dated
               June 2, 2003,  as filed  pursuant  to Rule 497(c) on June 6, 2003
               (File Nos.  333-40455 and  811-08495) is hereby  incorporated  by
               reference  to  this   Post-Effective   Amendment  No.  2  to  the
               Registration Statement as Exhibit 17(c).

                                      C-9

          (d)  The Annual Report to  Shareholders  of the Gartmore Funds for the
               fiscal year ended  October 31, 2002  previously  filed as Exhibit
               17(d) with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

          (e)  Combined   Prospectus  for  Class  R  shares  of  the  MF  Global
               Opportunities  Fund and MF Global  Focus Fund dated  October  31,
               2002,   previously  filed  as  Exhibit  17(e)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (f)  Prospectus  for Class R shares of the MF Long-Short  Fund,  dated
               February 10,  2003,  previously  filed as Exhibit  17(f) with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

          (g)  Prospectus  for Class A, B and C shares  of the MF  Global  Focus
               Fund,  dated October 31, 2002,  previously filed as Exhibit 17(g)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

          (h)  Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003,  previously  filed as Exhibit 17(h) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

Item 17. Undertakings

     (1)  The  undersigned  Gartmore  Funds  agrees  that  prior  to any  public
          reoffering  of  the  securities   registered  through  the  use  of  a
          prospectus which is part of this registration  statement by any person or party who is deemed to be an underwriter within the meaning of Rule
          145(c) of the 1933 Act,  the  reoffering  prospectus  will contain the information  called  for  by  the  applicable  registration  form  for reofferings by persons who may be deemed underwriters,  in addition to the information called for by the other items of the applicable form.

     (2)  The  undersigned  Gartmore Funds agrees that every  prospectus that is filed under  paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in

                                      C-10

          determining  any  liability  under the 1933 Act,  each  post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      C-11

                                   SIGNATURES

Pursuant to the  requirments of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  the Registrant  certifies that this
Post-Effective  Amendment No. 3 to the  Registration  Statement meets all of the requirements for the effectiveness  pursuant to Rule 485(b) under the Securities
Act of 1933 and has  duly  caused  this  Post-Effective  Amendment  No. 3 to the
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Columbus and the State of Ohio, on this 27th day of June, 2003.

                                               Registrant:
                                               Gartmore Mutual Funds

                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                 Date
---------                                -----                 ----
                                 Principal Executive
/s/ Paul J. Hondros              Officer, Trustee           June 27, 2003
------------------------------   and Chairman
Paul J. Hondros*

/s/ Gerald J. Holland            Principal Accounting and   June 27, 2003
------------------------------   Financial Officer
Gerald J. Holland*               Treasurer

/s/ Charles E. Allen             Trustee                    June 27, 2003
------------------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley      Trustee                    June 27, 2003
------------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore              Trustee                    June 27, 2003
------------------------------
C. Brent Devore*

/s/ Robert M. Duncan             Trustee                    June 27, 2003
------------------------------
Robert M. Duncan*

/s/ Barbara Hennigar             Trustee                    June 27, 2003
------------------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV           Trustee                    June 27, 2003
------------------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler           Trustee                    June 27, 2003
------------------------------
Douglas F. Kridler*

/s/ Arden L. Shisler             Trustee                    June 27, 2003
------------------------------
Arden L. Shisler*

                                      C-12

/s/ David C. Wetmore             Trustee                    June 27, 2003
------------------------------
David C. Wetmore*

/s/ Mark L. Lipson               Trustee                    June 27, 2003
------------------------------
Mark L. Lipson*

                                 *By: /s/ Elizabeth A. Davin, Esq.
                                      ------------------------------------------
                                      Elizabeth A. Davin, Attorney-in-Fact
                                      *Pursuant to Powers-of-Attorney.

                                      C-13

                              GARTMORE MUTUAL FUNDS
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------

(1)(a)         Amended  Declaration  of  Trust  dated  as of  October  30,  1997
               (amended  March 13,  2003) of Gartmore  Mutual  Funds  previously filed as Exhibit 1(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

(2)(a)         Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the Gartmore  Funds  previously  filed as Exhibit 23(b)
               with   Post-Effective   Amendment  No.  40  to  the  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

(4)(a)         Agreement  and  Plan of  Reorganization  between  The  Montgomery
               Funds, Gartmore Mutual Funds,  Gartmore Global Investments,  Inc.
               and  Commerzbank  AG, dated March 14, 2003,  previously  filed as
               Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

(4)(b)         Agreement and Plan of Reorganization between The Montgomery Funds
               II, Gartmore Mutual Funds, Gartmore Global Investments,  Inc. and
               Commerzbank AG, dated March 14, 2003, previously filed as Exhibit
               4(b)  with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

(6)(a)         Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(5)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

6(a)(1)        Amendment  dated  September  1, 1999 to the  Investment  Advisory
               Agreement  among  Nationwide  Mutual Funds (now known as Gartmore
               Mutual Funds),  Nationwide Advisory Services,  Inc. and Villanova
               Mutual  Fund  Capital  Trust (now known as  Gartmore  Mutual Fund
               Capital  Trust)  previously  filed as  Exhibit  23(d)(1)(a)  with
               Post-Effective  Amendment No. 18 to the Registration Statement on
               Form N-1A on  December  29,  1999,  and  herein  incorporated  by reference.

6(a)(2)        Proposed  Amended  Exhibit A,  effective  April [_], 2003, to the
               Investment  Advisory  Agreement  among Gartmore  Mutual Funds and
               Gartmore  Mutual Fund Capital Trust  previously  filed as Exhibit
               6(a)(2) with the initial  Registration  Statement on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

6(b)           Investment   Advisory  Agreement  dated  August  30,  2000  among
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(d)(3)(a) with Post-

                                      C-14

EXHIBIT NO.   DESCRIPTION
-----------   -----------

               Effective Amendment No. 40 to the Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

6(b)(1)        Amended Exhibit A, effective December 18, 2001, to the Investment
               Advisory  Agreement among  Nationwide  Mutual Funds (now known as
               Gartmore Mutual Funds) and Gartmore Global Asset Management Trust
               previously  filed  as  Exhibit  23(d)(3)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002, and herein incorporated by reference.

6(c)(1)        Proposed  Subadvisory  Agreement  dated  April  [_],  2003  among
               Gartmore Mutual Funds, Gartmore Mutual Fund Capital Trust and SSI
               Investment  Management,  Inc. previously filed as Exhibit 6(c)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

6(d)(1)        Subadvisory  Agreement  dated  August 30,  2000 among  Nationwide
               Mutual  Funds (now known as  Gartmore  Mutual  Funds),  Villanova
               Global Asset Management Trust (now known as Gartmore Global Asset
               Management  Trust) and Gartmore Global Partners  previously filed as Exhibit 23(d)(4)(e)(1) with Post-Effective Amendment No. 40 to the Registration  Statement on Form N-1A on November 5, 2002, and
               herein incorporated by reference.

6(d)(1)(a)     Amended Exhibit A, effective December 3, 2001, to the Subadvisory
               Agreement  among  Nationwide  Mutual Funds (now known as Gartmore
               Mutual Funds), Villanova Global Asset Management Trust (now known as Gartmore  Global Asset  Management  Trust) and Gartmore Global
               Partners   previously  filed  as  Exhibit   23(d)(4)(e)(2)   with
               Post-Effective  Amendment No. 40 to the Registration Statement on
               Form  N-1A on  November  5,  2002,  and  herein  incorporated  by reference.

7(a)           Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit 7(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

7(a)(1)        Proposed  Amended  Schedule A, effective  April [_], 2003, to the
               Underwriting Agreement between Gartmore Mutual Funds and Gartmore
               Distribution  Services,  Inc. previously filed as Exhibit 7(a)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

7(b)           Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

7(c)           Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

                                      C-15

EXHIBIT NO.   DESCRIPTION
-----------   -----------

9(a)           Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               9(a)with  Post-  Effective  Amendment  No. 1 to the  Registration
               Statement  on  Form N-14  on May 1, 2003, and herein incorporated by reference.

10(a)          Proposed  Distribution Plan under Rule 12b-1 effective April [ ],
               2003,   previously  filed  as  Exhibit  10(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

10(b)          Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

10(c)          Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

10(d)          Proposed  Amended Rule 18f-3 Plan,  amended  effective April [ ],
               2003,   previously  filed  as  Exhibit  10(d)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

11(a)          Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

12             Opinions  and  Consents  of Counsel  Supporting  Tax  Matters and
               Consequences to Shareholders are included in this  Post-Effective
               Amendment No. 3 to Registration Statement on Form N-14 as Exhibit
               12.

13(a)          Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(9)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

13(a)(1)       Amendment   effective  as  of  September  1,  1999  to  the  Fund
               Administration Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and
               Villanova  SA Capital  Trust (now  known as  Gartmore  SA Capital
               Trust)    previously   filed   as   Exhibit    23(h)(1)(b)   with
               Post-Effective  Amendment No. 16 to the Registration Statement on
               Form N-1A on  December  13,  1999,  and  herein  incorporated  by reference.

13(a)(2)       Proposed  Amended  Exhibit A,  effective  April [ ], 2003, to the
               Fund  Administration  Agreement  among Gartmore  Mutual Funds and
               Gartmore SA

                                      C-16

EXHIBIT NO.   DESCRIPTION
-----------   -----------

               Capital  Trust  previously  filed as  Exhibit  13(a)(2)  with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

13(b)          Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit  24(b)(9)(b) with  Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

13(b)(1)       Proposed  Amended  Exhibit A,  effective  April [ ], 2003, to the
               Transfer and Dividend  Disbursing  Agent Agreement among Gartmore
               Mutual Funds and Gartmore  Investors  Services,  Inc.  previously filed as Exhibit 13(b)(1) with the initial Registration Statement on Form  N-14 on March  18,  2003,  and  herein  incorporated  by reference.

13(c)          Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed  as  Exhibit  23(h)(6)(b)  with  Post-Effective
               Amendment  No. 11 to the  Registration  Statement on Form N-1A on
               January 5, 1999, and herein incorporated by reference.

13(c)(1)       Proposed Amended Exhibit A to the  Administrative  Services Plan,
               effective April [ ], 2003,  previously  filed as Exhibit 13(c)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

13(d)          Expense  Limitation  Agreement  dated  September  1, 2000 between
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(h)(15)   with   Post-Effective   Amendment   No.   44  to  the
               Registration  Statement on Form N-1A on February  28,  2003,  and
               herein incorporated by reference.

13(d)(1)       Amended  Exhibit  A to the  Expense  Limitation  Agreement  dated
               September 1, 2000 (as amended  April [ ], 2003)  Gartmore  Mutual
               Funds and Gartmore Global Asset Management Trust previously filed as Exhibit  13(d)(1) with the initial  Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

13(e)          Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit  23(h)(18) with  Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

13(e)(1)       Proposed  Exhibit A to the Expense  Limitation  Agreement,  dated
               October 1, 2002 (as  amended  April [ ], 2003)  between  Gartmore
               Mutual Fund Capital  Trust and Gartmore  Mutual Funds  previously filed as Exhibit 13(e)(1) with the initial Registration Statement on Form  N-14 on March  18,  2003,  and  herein  incorporated  by reference.

                                      C-17

EXHIBIT NO.    DESCRIPTION
-----------    -----------

14(a)          Consent of independent auditors previously filed as Exhibit 14(a)
               with  initial  Registration  Statement  on form N-14 on March 18,
               2003, and herein incorporated by reference.

16(a)          Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 40 to the
               Registration  Statement  on Form  N-1A on  November  5,  2002 and
               herein incorporated by reference.

16(b)          Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               March 5, 2001, and herein incorporated by reference.

16(c)          Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar,  Paul J. Hondros, Thomas J Kerr, IV,
               Douglas Kridler, Mark L. Lipson and Arden L. Shisler dated March,
               2003   previously   filed  as  Exhibit  16(c)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(a)          The Prospectus of the GMF Worldwide  Leaders Fund, dated March 1,
               2003,   previously  filed  as  Exhibit  17(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(b)          The Prospectus of the GMF Long-Short  Fund, dated April 21, 2003, as filed  pursuant  to Rule  497(c) on April 24,  2003 (File Nos.
               333-40455 and 811-08495) is hereby  incorporated  by reference to this Post Effective Amendment No. 1.to the Registration Statement
               on Form N-14 as Exhibit 17(b).

17(c)          Statement of Additional  Information of the Gartmore Funds, dated
               June 2, 2003,  as filed  pursuant  to Rule 497(c) on June 6, 2003
               (File Nos.  333-40455 and  811-08495) is hereby  incorporated  by
               reference  to  this   Post-Effective   Amendment  No.  2  to  the
               Registration Statement on Form N-14 as Exhibit 17(c).

17(d)          The Annual Report to  Shareholders  of the Gartmore Funds for the
               fiscal year ended  October 31, 2002  previously  filed as Exhibit
               17(d) with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

17(e)          Combined   Prospectus  for  Class  R  shares  of  the  MF  Global
               Opportunities  Fund and MF Global  Focus Fund dated  October  31,
               2002   previously   filed  as  Exhibit  17(e)  with  the  initial
               Registration  Statement on Form N-14 on March 18, 2003 and herein incorporated by reference.

17(f)          Prospectus  for Class R shares of the MF Long-Short  Fund,  dated
               February  10,  2003  previously  filed as Exhibit  17(f) with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

17(g)          Prospectus  for Class A, B and C shares  of the MF  Global  Focus
               Fund dated  October 31, 2002  previously  filed as Exhibit  17(g)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

17(h)          Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003,  previously  filed as Exhibit 17(h) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

                                      C-18